SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short Term Bank Deposits Bear Interest Average Rate	0.97%	1.88%
Restricted Short Term Deposits	$ 5,910	$ 6,409
Long Term Bank Deposits Bear Interest Average Rate	0.00%	2.16%
Restricted Long Term Deposits	$ 0	$ 600
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	64,312	48,491	158,832
Severance Cost	$ 3,078	$ 2,324	$ 2,680
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.55	$ 6.63	$ 3.02
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 386	$ 318	$ 308
Advertising Expense	$ 371	669	627
Defined Contribution Plan, Description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $19.5 during the years ended December 31, 2019 and 2020, plus a catch-up contribution of $6.5 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Operating Lease, Right-of-Use Asset	$ 25,430	29,688
Operating Lease, Liability	28,614
Investments in marketable securities		0
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Costs and Expenses	205	242
Other Receivables And Prepaid Expenses [Member]
Contract with Customer, Asset, Net	665	460
Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 388	1,323	$ 5,734
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
SEC Schedule, 12-09, Reserve, Warranty [Member]
Valuation Allowances and Reserves, Balance	$ 253	284
Allowance For Sales Return [Member]
Provision for Sales Return	$ 2,962	$ 1,885